Operating Segment Information	6 Months Ended
Jun. 30, 2019
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Operating Segment Information

NOTE 5 - OPERATING SEGMENT INFORMATION

Management has defined Constellium’s operating segments based upon the product lines, markets and industries it serves, and prepares and reports operating segment information to Constellium’s chief operating decision maker (CODM) (see NOTE 2 – Summary of Significant Accounting Policies) on that basis.

5.1 Segment Revenue

	Three months ended			Three months ended			Six months ended			Six months ended
		June 30, 2019			June 30, 2018			June 30, 2019			June 30, 2018
		Inter			Inter			Inter			Inter
	Segment	segment	External	Segment	segment	External	Segment	segment	External	Segment	segment	External
(in millions of Euros)	revenue	elimination	revenue	revenue	elimination	revenue	revenue	elimination	revenue	revenue	elimination	revenue
P&ARP	821	(2)	819	801	(2)	799	1,649	(4)	1,645	1,539	(4)	1,535
A&T	383	(11)	372	356	(11)	345	761	(22)	739	699	(23)	676
AS&I	347	—	347	327	(1)	326	691	(1)	690	644	(1)	643
Holdings & Corporate(A)	—	—	—	4	—	4	—	—	—	6	—	6

Total	1,551	(13)	1,538	1,488	(14)	1,474	3,101	(27)	3,074	2,888	(28)	2,860

(A)	In 2018, Holdings & Corporate segment included revenues from supplying metal to third parties.

5.2 Segment Adjusted EBITDA and reconciliation of Adjusted EBITDA to Net Income

		Three months	Three months	Six months	Six months
		ended	ended	ended	ended
(in millions of Euros)	Notes	June 30, 2019	June 30, 2018	June 30, 2019	June 30, 2018
P&ARP		79	75	138	127
A&T		64	47	116	83
AS&I		30	39	59	75
Holdings & Corporate		(6)	(6)	(11)	(9)

Adjusted EBITDA		167	155	302	276

Metal price lag (A)		(13)	20	(31)	24
Start-up and development costs (B)		(3)	(5)	(5)	(9)
Bowling Green one-time costs related to the acquisition (C)		—	—	(6)	—
Share-based compensation costs		(4)	(3)	(7)	(6)
Depreciation and amortization	15, 16	(60)	(46)	(117)	(90)
Restructuring costs		(1)	—	(1)	—
Unrealized (losses) / gains on derivatives	6	(14)	11	17	(43)
Unrealized exchange (losses) / gains from the remeasurement of monetary assets and liabilities – net	6	(1)	—	—	1
Losses on disposals	6	(1)	(3)	(2)	(4)
Other		(1)	—	(1)	1

Income from operations		69	129	149	150

Finance costs - net	8	(43)	(40)	(89)	(78)
Share of income / (loss) of joint-ventures		—	(9)	5	(12)

Income before income tax		26	80	65	60

Income tax expense	10	(9)	(25)	(24)	(29)

Net income		17	55	41	31

(A)

Metal price lag represents the financial impact of the timing difference between when aluminium prices included within Constellium Revenues are established and when aluminium purchase prices included in Cost of sales are established. The Group accounts for inventory using a weighted average price basis and this adjustment aims to remove the effect of volatility in LME prices. The calculation of the Group metal price lag adjustment is based on an internal standardized methodology calculated at each of Constellium’s manufacturing sites and is primarily calculated as the average value of product recorded in inventory, which approximates the spot price in the market, less the average value transferred out of inventory, which is the weighted average of the metal element of cost of sales, based on the quantity sold in the period.

(B)	For the six months ended June 30, 2019 and 2018, start-up and development costs include €5 million and €9 million respectively, related to new projects in our AS&I operating segment.
(C)	For the six months ended June 30, 2019, Bowling Green one-time costs related to the acquisition include the non-cash reversal of the inventory step-up.

5.3 Segment capital expenditures

	Three months	Three months	Six months	Six months
	ended	ended	ended	ended
(in millions of Euros)	June 30, 2019	June 30, 2018	June 30, 2019	June 30, 2018
P&ARP	(23)	(17)	(44)	(30)
A&T	(16)	(10)	(29)	(23)
AS&I	(31)	(22)	(56)	(42)
Holdings & Corporate	(1)	(1)	(1)	(2)

Capital expenditures	(71)	(50)	(130)	(97)

5.4 Segment assets

Segment assets are comprised of total assets of Constellium by segment, less deferred income tax assets, cash and cash equivalents and other financial assets.

(in millions of Euros)	At June 30, 2019	At December 31, 2018
P&ARP	2,008	1,791
A&T	861	831
AS&I	694	544
Holdings & Corporate	344	304

Segment assets	3,907	3,470

Unallocated:
Deferred income tax assets	155	163
Cash and cash equivalents	213	164
Other financial assets	26	104

Total Assets	4,301	3,901